Convertible Debenture - Additional information - Narrative (Details)		1 Months Ended	12 Months Ended
	Dec. 18, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 18, 2023 USD ($)
Convertible Debenture
Fair value of the equity component	$ 2,389,000
Transaction costs	47,000			$ 51,000
Income tax recovery					$ 644,000
Repayment of convertible debenture		$ 25,928,000	$ 25,928,000
Repayments of Interest		928,000
Change in fair value		3,153,000	3,153,000		164,000
Reserves
Convertible Debenture
Extinguishment of convertible debenture		(1,741,000)	1,741,000
Deficit
Convertible Debenture
Extinguishment of convertible debenture		$ 1,741,000	(1,741,000)
Convertible debenture - host debt
Convertible Debenture
Cash proceeds	$ 25,000,000
Maturity term condition one	5 years
Minimum amount of project financing required for maturity as condition two						$ 200,000,000	$ 200,000,000
Interest rate	7.00%						7.00%
Fair value of the liability component	$ 22,611,000
Repayment of convertible debenture			25,928,000
Change in fair value			3,153,000		$ 164,000
Convertible debenture equity component
Convertible Debenture
Transaction costs			$ 4,000